Debt and other financial liabilities - Summary of Long-term Debt Instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 3,605		$ 11,585
Notes Payable To Banks One | CDI, Certificados de Depósitos Interbancários
Debt Instrument [Line Items]
Interest rate	4.00%
Notes Payable To Banks Two | CDI, Certificados de Depósitos Interbancários | Itaú Unibanco S.A.
Debt Instrument [Line Items]
Interest rate	4.00%
Itaú Unibanco S.A. | Notes Payable To Banks One
Debt Instrument [Line Items]
Long-term debt	$ 3,070	R$ 14,896,000
Itaú Unibanco S.A. | Notes Payable To Banks Two
Debt Instrument [Line Items]
Long-term debt	$ 535	R$ 2,598,000